Related Party Balances and Transactions - Schedule of Related Parties’ Relationships (Details)	12 Months Ended
Mar. 31, 2026
Bingzhong Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director and Chief Executive Officer of the Company
Ming Ni [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Former Chief Operating Officer and shareholder
Pengyuan Fan [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director and Chief Financial Officer of the Company
MetaSphere Limited (formerly known as Xisha Hu) [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Entity wholly owned by Xisha Hu, who is the spouse of, Mr. Bingzhong Wang
Xiaosi Zhang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Operating Officer
Northstar Technologies [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Polaris Investment Management PTE Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Related company of Northstar Technologies
Antpool Technologies Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder of Northstar Technologies
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Bingzhong Wang act as director of the Company while LSQ Capital Limited as Sub-Investment Manager